UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ASA Limited
Address: 11 Summer Street, 4th floor, Buffalo, NY 14209-2256


Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence G. Nardolillo
Title: Chief Financial Officer  & Treasurer
Phone: 973-377-3535

Signature, Place, and Date of Signing:

/s/ Lawrence G. Nardolillo      Florham Park, New Jersey       February 2, 2010
--------------------------      ------------------------       ----------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $313,825  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

                      TITLE                       VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER            VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP       (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS       SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Agnico-Eagle
  Mines Limited       Common Stock   008474108   32,400     600,000  SH           Sole                     600,000

Barrick Gold
  Corporation         Common Stock   067901108   49,225   1,250,000  SH           Sole                   1,250,000

Compania de Minas
  Buenaventura        Sponsored ADR  204448104   45,486   1,359,000  SH           Sole                   1,359,000

Goldcorp Inc.         Common Stock   380956409   42,582   1,082,400  SH           Sole                   1,082,400

Golden Star
 Resources Limited    Common Stock   38119T104    2,340     750,000  SH           Sole                     750,000

IAMGOLD Corporation   Common Stock   450913108    9,384     600,000  SH           Sole                     600,000

Kinross Gold
  Corporation         Common Stock   496902404   20,700   1,125,000  SH           Sold                   1,125,000

Newmont Mining
  Corporation         Common Stock   651639106   19,888     420,368  SH           Sole                     420,368

NovaGold
  Resources Inc.      Note           66987EAA5   13,887  15,000,000  PRN          Sole                  15,000,000

NovaGold
  Resources Inc.      Common Shares  66987E206    7,097   1,157,691  SH           Sole                   1,157,691

Randgold
  Resources Limited   ADR            752344309   56,943     719,700  SH           Sole                     719,700

Royal Gold Inc.       Common Shares  780287108    7,065     150,000  SH           Sole                     150,000

Yamana Gold Inc.      Common Shares  98462Y100    6,828     600,000  SH           Sole                     600,000

